Standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Standards and interpretations not yet adopted

6.	Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.
IFRS 17
Insurance Contracts
In May 2017, the IASB issued IFRS 17
Insurance Contracts
, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4
Insurance Contracts
that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life,
direct insurance and reinsurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features.
IFRS 17 is effective for reporting periods beginning on or after January 1, 2021 with comparative figures required. Early application is permitted; provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. This standard is not applicable to the Company.
Amendments to IFRS 3 –
Definition of a business
This amendment was issue in October 2018 and revises the definition of a business. According to the new guidance to be considered a business, an acquisition would have to include an input and a substantive process that together significantly contribute to the ability to create outputs.
The amendment is effective for reporting periods beginning on or after January 1, 2020 and the Company does not expect that this amendment has a material impact on its consolidated financial statements.
Amendments to IAS 1 and IAS 8 -
Definition of material
In October 2018, the IASB has issued amendments to IAS 1
Presentation of Financial Statements
and IAS 8
Accounting Policies, Changes in Accounting Estimates and Errors
to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, “Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”
These amendments should be applied for annual periods beginning on or after January 1, 2020. Earlier application is permitted. The Company does not expect that those amendments have a material impact on its consolidated financial statements.
Amendments to IFRS 9, IAS 39 and IFRS 7
– Interest rate benchmark reform
In September 2019, the IASB has issued amendments to IFRS 9
Financial Instruments
, IAS 39
Financial Instruments: Recognition and Measurement
and IFRS 7
Financial Instruments: Disclosures
that provide certain reliefs in connection with interest rate benchmark reform. The reliefs relate to hedge accounting and have the effect that InterBank Offered Rate (IBOR) reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement. Given the pervasive nature of hedges involving IBOR-based contracts, the reliefs will affect companies in all industries.
These amendments should be applied for annual periods beginning on or after January 1, 2020. Earlier application is permitted. Since the Company does not have financial instruments designated under hedge accounting, the amendments will not have an impact on its consolidated financial statements.